Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements presented herein have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Hilton. The consolidated financial statements include 100 percent of our assets, liabilities, revenues, expenses and cash flows and all entities in which we have a controlling financial interest.

The determination of a controlling financial interest is based upon the terms of the governing agreements of the respective entities, including the evaluation of rights held by other interests. If the entity is considered to be a variable interest entity (“VIE”), we determine whether we are the primary beneficiary, and then consolidate those VIEs for which we have determined we are the primary beneficiary. If the entity in which we hold an interest does not meet the definition of a VIE, we evaluate whether we have a controlling financial interest through our voting interests in the entity. We consolidate entities when we own more than 50 percent of the voting shares of a company or otherwise have a controlling financial interest. All material intercompany transactions and balances have been eliminated in consolidation. The consolidated financial statements reflect our financial position, results of operations and cash flows as prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).

All of our significant transactions with Hilton have been included in these consolidated financial statements. The net effect of the settlement of these intercompany transactions has been included in the consolidated statements of cash flows as a financing activity within Net transfers (to) from Parent and is also reflected in our consolidated balance sheets within Total equity (deficit). Total equity (deficit) in our consolidated balance sheets represents Hilton’s historical investment in us, our accumulated net earnings after taxes and the net effect of the transactions with and allocations from Hilton.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates. Interim results are not necessarily indicative of full year performance.

The accompanying unaudited condensed consolidated financial statements, in our opinion, reflect all adjustments, including normal recurring items, considered necessary for a fair presentation of the interim periods. All material intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates.

Allocations

Allocations

Our consolidated financial statements include certain indirect general and administrative costs allocated to us by Hilton for certain functions and services including, but not limited to, executive office, finance and other administrative support primarily on the basis of financial and operating metrics that Hilton has historically used to allocate resources and evaluate performance against its strategic objectives. Both we and Hilton consider the basis on which expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. These costs were included in General and administrative in our consolidated statements of operations.

Hilton allocated certain debt balances, related deferred loan costs, and interest expense based on our portion of guaranteed assets. Historically, all allocated debt balances, related deferred loan costs and interest expense balances were included in our consolidated financial statements; however, on November 22, 2016, we were released from the unconditional obligation to guarantee certain debt of Hilton and, accordingly, do not include any allocated debt balance or related deferred loan costs in our consolidated balance sheets as of December 31, 2016. See Note 10: Debt & Non-recourse debt for further discussion.

Revenue Recognition

Revenue Recognition

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Sales of VOIs, net—Revenue from a deeded VOI sale is recognized when the customer has executed a binding sales contract, a minimum 10 percent down payment has been received, certain minimum sales thresholds for a timeshare project have been attained, the purchaser’s period to cancel for a refund has expired and the related receivable is deemed to be collectible. In addition, before we recognize any revenues, the purchaser must have met the initial and continuing investment criteria. We defer revenue recognition for sales that do not meet these criteria. During periods of construction, revenue from VOI sales is recognized under the percentage-of-completion method, which includes judgments and estimates, including total project costs to complete. Additionally, we record an estimate of uncollectible amounts at the time of a financed sale with a charge to provision for loan loss, which we classify as a reduction of Sales of VOIs, net in our consolidated statements of operations.

We account for rental operations of unsold VOIs, including accommodations provided through the use of our vacation sampler programs as incidental operations. Incremental carrying costs in excess of incremental revenues are recognized in the period incurred. In all periods presented, incremental carrying costs exceeded incremental revenues and all revenues and expenses are recognized in the period earned or incurred.

We award Club Bonus Points (“Bonus Points”) to our customers. These points are valid for a maximum of two years and may be used toward reservations at Club resorts, hotel reservations within Hilton’s system and VOI interval exchanges with other third-party vacation ownership exchanges. We also take into consideration the fair value of certain incentives, including Bonus Points, provided to the purchaser when assessing the adequacy of the purchaser’s initial investment, which requires us to make certain estimates and assumptions in deriving the fair value of these incentives. We defer a portion of the VOI sales price as a liability and recognize the corresponding revenue upon the customer’s redemption of the Bonus Points.

One of our VOI products is accounted for as a long-term lease with a reversionary interest, rather than the sale of a deeded interest in real estate. In this case, sales revenue is recognized on a straight-line basis over the term of the lease.

•	Sales, marketing, brand and other fees—We sell VOIs through fee-for-service agreements with third-party developers for which we earn sales commissions and other fees. We recognize revenue from commissions on these sales and other fees as intervals are sold and the service requirements of the respective agreements with the developers have been fulfilled. Additionally, we sell prepaid vacation packages and recognize revenue when they are redeemed for stays at properties other than our timeshare resorts; stays using these prepaid packages at our properties are included in Rental and ancillary services in our consolidated statements of operations.

•	Financing—VOI sales may be made for cash or we may provide financing for sales of our owned intervals. Revenue from the financing of timeshare sales is recognized on the accrual method as earned based on the outstanding principal, interest rate and terms stated in each individual financing agreement. See “—Timeshare Financing Receivables and Allowance for Loan Loss” below for further discussion of the policies applicable to our timeshare financing receivables. We also recognize revenue from servicing the loans provided by third-party developers to purchasers of their VOIs over the period services are rendered.

•	Resort and club management—We manage the Club, receiving activation fees, annual dues and transaction fees from member exchanges. Each purchaser of a vacation ownership unit is automatically enrolled in the Club, which gives the purchaser an annual allotment of Club points that allow the purchaser to exchange the Club points for a number of vacation options. Revenue from Club activation fees are deferred and amortized on a straight-line basis over the average inventory holding period. We recognize revenue from annual dues and transaction fees over the period services are rendered.

We earn recurring management fees under our agreements with homeowners’ association (“HOA”s) and generally recognize these fees over the period services are rendered. We provide day-to-day-management services, including housekeeping services, operation of a reservation system, maintenance, and certain accounting and administrative services for HOAs. We receive compensation for such management services which is generally based on a percentage of costs to operate the resorts.

•	Rental and ancillary services—We offer rentals of unoccupied vacation ownership units and recognize rental revenues when occupancy has occurred. We defer advance deposits on rentals until the customer’s stay. We also recognize rental revenues from the utilization of Bonus Points and prepaid vacation packages when those points and packages are redeemed for rental stays at one of our resorts. We defer the advance payment as a liability and recognize the corresponding revenue upon the customer’s vacation stay. Ancillary revenues include food and beverage, retail, spa offerings and other guest services.

•	Cost reimbursements—Cost reimbursements include direct and indirect costs that HOAs and developers reimburse to us. These costs primarily consist of payroll and payroll related costs for management of the HOAs and other services we provide where we are the employer. We recognize cost reimbursements when we incur the related reimbursable costs. Cost reimbursements are based upon actual expenses with no added margin.

Other than the United States, there were no countries that individually represented more than 10 percent of total revenues for the years ended December 31, 2016, 2015 and 2014.

We are required to collect certain taxes and fees from customers on behalf of government agencies and remit these back to the applicable governmental agencies on a periodic basis. We have a legal obligation to act as a collection agent with respect to these taxes and fees. We do not retain these taxes and fees and, therefore, they are not included in revenues. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable taxing authority or other appropriate governmental agency.

Multiple Element Arrangements

Multiple Element Arrangements

When we enter into transactions for the sale of multiple products or services, we evaluate whether the delivered elements have value to the customer on a stand-alone basis, and if the arrangement includes a general right of return relative to the delivered items, we consider whether delivery or performance of the undelivered items is probable and substantially in our control. If these criteria are met, then we account for each deliverable in the transaction separately. We generally recognize revenue for undelivered elements on a straight-line basis over the contractual performance period for time-based elements or upon delivery to the customer.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities of three months or less.	Cash Cash consists of demand deposits at commercial banks.
Restricted Cash

Restricted Cash

Restricted cash includes advance deposits received on VOI sales that are held in escrow until the contract is closed and cash reserves required by our non-recourse debt agreements. For purposes of our consolidated statements of cash flows, changes in restricted cash caused by changes in lender reserves due to restrictions under our loan agreements are shown as financing activities and the remaining changes in restricted cash, primarily relating to VOI sales, are the result of our normal operations and are reflected as operating activities.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables and is reported at the customers’ outstanding balances, less any allowance for doubtful accounts. An allowance for doubtful accounts is provided on accounts receivable when losses are probable based on historical collection activity and current business conditions.

Timeshare Financing Receivables and Allowance for Loan Loss

Timeshare Financing Receivables and Allowance for Loan Loss

Our timeshare financing receivables consist of loans related to our financing of VOI sales that are secured by the underlying timeshare properties. We determine our timeshare financing receivables to be past due based on the contractual terms of the individual mortgage loans. We recognize interest income on our timeshare financing receivables as earned. The interest rate charged on the notes correlates to the risk profile of the borrower at the time of purchase and the percentage of the purchase that is financed, among other factors. We record an estimate of uncollectibility as a reduction of revenue from VOI sales at the time revenue is recognized on a VOI sale.

We evaluate this portfolio collectively, since we hold a large group of homogeneous timeshare financing receivables, which are individually immaterial. We monitor the credit quality of our receivables on an ongoing basis. There are no significant concentrations of credit risk with any individual counterparty or groups of counterparties. We use a technique referred to as static pool analysis as the basis for determining our loan loss reserve requirements on our timeshare financing receivables. For static pool analysis, we use three key dimensions to stratify our portfolio: FICO scores; country of residence; and equity percentage at the time of sale. The adequacy of the related allowance is determined by management through analysis of several factors, such as current economic conditions and industry trends, as well as the specific risk characteristics of the portfolio including assumed default rates, aging and historical write-offs of these receivables. The allowance is maintained at a level deemed adequate by management based on a periodic analysis of the mortgage portfolio.

We apply payments we receive for loans, including those in non-accrual status, to amounts due in the following order: servicing fees; interest; principal; and late charges. Once a note is 91 days past due we cease accruing interest and reverse the accrued interest recognized up to that point. We resume interest accrual for loans for which we had previously ceased accruing interest once the loan is less than 91 days past due. We fully reserve for a timeshare financing receivable in the month following the date that the loan is 121 days past due and, subsequently, we write off the uncollectible note against the reserve once the foreclosure process is complete and we receive the deed for the foreclosed unit.

Inventory and Cost of Sales

Inventory and Cost of Sales

Inventory includes unsold, completed VOIs; VOIs under construction; and land and infrastructure held for future VOI product development at our current resorts. We carry our inventory at the lower of cost or estimated fair value, less costs to sell, which can result in impairment losses and/or recoveries of previous impairments.

We capitalize costs directly associated with the acquisition, development and construction of a real estate project when it is probable that the project will move forward. We capitalize salary and related costs only to the extent they directly relate to the project. We capitalize interest expense, taxes and insurance costs when activities that are necessary to get the property ready for its intended use are underway. We cease capitalization of costs during prolonged gaps in development when substantially all activities are suspended or when projects are considered substantially complete.

We account for our VOI inventory and cost of VOI sales using the relative sales value method. Also, we do not reduce inventory for the cost of VOI sales related to anticipated credit losses, and accordingly, no adjustment is made when inventory is reacquired upon default of the related receivable. This results in changes in estimates within the relative sales value calculations to be accounted for as real estate inventory true-ups, which we refer to as cost of sales true-ups, and are included in Cost of VOI sales in our consolidated statements of operations to retrospectively adjust the margin previously recognized subject to those estimates.

Property and Equipment

Property and Equipment

Property and equipment includes land, building and leasehold improvements and furniture and equipment at our corporate offices, sales centers and management offices. Additionally, certain property and equipment is held for future conversion into inventory. Construction-in-progress primarily relates to leasehold improvements not yet placed in service. Property and equipment are recorded at cost. Costs of improvements that extend the economic life or improve service potential are also capitalized. Capitalized costs are depreciated over their estimated useful lives. Costs for normal repairs and maintenance are expensed as incurred. Other than the United States, there were no countries that individually represented over 10 percent of total property and equipment, net as of December 31, 2016 and 2015.

Depreciation is recorded using the straight-line method over the assets’ estimated useful lives, which are generally as follows: buildings and improvements (eight to 40 years); furniture and equipment (three to eight years); and computer equipment and acquired software (three years). Leasehold improvements are depreciated over the shorter of the estimated useful life, based on the estimates above, or the lease term.

We evaluate the carrying value of our property and equipment if there are indicators of potential impairment. We perform an analysis to determine the recoverability of the asset’s carrying value by comparing the expected undiscounted future cash flows to the net book value of the asset. If it is determined that the expected undiscounted future cash flows are less than the net book value of the asset, to the extent the net book value is in excess of fair value we recognize an impairment loss. Fair value is generally estimated using valuation techniques that consider the discounted cash flows of the asset using discount and capitalization rates deemed reasonable for the type of asset, as well as prevailing market conditions, appraisals, recent similar transactions in the market and, if appropriate and available, current estimated net sales proceeds from pending offers.

If sufficient information exists to reasonably estimate the fair value of a conditional asset retirement obligation, including environmental remediation liabilities, we recognize the fair value of the obligation when the obligation is incurred.

Intangible Assets

Intangible Assets

Our intangible assets consist of management agreements and certain proprietary technologies with finite lives. We have management agreements that were recorded at their fair value at the time of the completion of a merger on October 24, 2007 where Hilton became a wholly-owned subsidiary of an affiliate of The Blackstone Group L.P. (“Blackstone”). Additionally, we capitalize direct and incremental costs to obtain management agreements and costs incurred to develop internal-use computer software, including costs incurred in connection with development of upgrades or enhancements that result in additional functionality. These capitalized costs are amortized on a straight-line basis over the term of the management agreement or the estimated useful life of the software, respectively. These capitalized costs are included in Intangible assets, net in our consolidated balance sheets.

We review all finite life intangible assets for impairment when circumstances indicate that their carrying amounts may not be recoverable. If the carrying value of an asset group is not recoverable, we recognize an impairment loss for the excess of carrying value over the fair value in our consolidated statements of operations.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs, including legal fees and upfront lenders fees, related to the Company’s debt and non-recourse debt are deferred and amortized over the life of the respective debt using the effective interest method. The amortization of deferred financing costs is included in interest expense in our consolidated statements of operations.

Costs Incurred to Sell VOIs

Costs Incurred to Sell VOIs

We expense indirect sales and marketing costs we incur to sell VOIs when incurred. Deferred selling and marketing expenses, which are direct selling and marketing costs related either to an unclosed contract or a contract for which 100 percent of revenue has not yet been recognized, were $9 million and $11 million as of December 31, 2016 and 2015, respectively, and were included in Other assets in our consolidated balance sheets.

Fair Value Measurements-Valuation Hierarchy

Fair Value Measurements—Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date (an exit price). We use the three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the data market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-level hierarchy of inputs is summarized below:

•	Level 1—Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2—Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument; and

•	Level 3—Valuation is based upon unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Currency Translation

Currency Translation

The U.S. dollar is our reporting currency and is the functional currency of the majority of our operations. Income and expense accounts are translated at the average exchange rate for the period. Gains and losses from foreign exchange rate changes related to transactions denominated in a currency other than an entity’s functional currency or intercompany receivables and payables denominated in a currency other than an entity’s functional currency that are not of a long-term investment nature are recognized as Loss on foreign currency transactions in our consolidated statements of operations.

Share-Based Compensation Costs

Share-Based Compensation Costs

Certain of our employees participate in Hilton’s 2013 Omnibus Incentive Plan (the “Stock Plan”) which compensates eligible employees and directors with restricted stock units (“RSUs”), nonqualified stock options (“options”) and performance-vesting restricted stock units and restricted stock (collectively, “performance shares”). Until consummation of the spin-off, we will continue to participate in the Stock Plan and record compensation expense based on the share-based awards granted to our employees.

The share-based compensation award amounts have been converted to reflect the separation from Hilton. Upon the separation on January 3, 2017, holders of Hilton stock options, RSUs and performance shares received an adjusted award based on our shares. The adjustments were designed to generally preserve the fair value of each award before and after the separation.

•	RSUs vest in annual installments over two or three years from the date of grant, subject to the individual’s continued employment through the applicable vesting date. Vested RSUs generally will be settled for Hilton’s common stock. The grant date fair value is equal to Hilton’s closing stock price on the date of grant.

•	Options vest over three years in equal annual installments from the date of grant, subject to the individual’s continued employment through the applicable vesting date, and will terminate 10 years from the date of grant or earlier if the individual’s service terminates. The exercise price is equal to the closing price of the Hilton’s common stock on the date of grant. The grant date fair value is estimated using the Black-Scholes-Merton Model.

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Performance shares are settled at the end of a three-year performance period with 50 percent of the shares subject to achievement based on a measure of (1) Hilton’s total shareholder return relative to the total shareholder return of members of a peer company group (“relative shareholder return”) and the other 50 percent of the shares subject to achievement based on (2) Hilton’s earnings before interest expense, income tax and depreciation and amortization (“EBITDA”) compound annual growth rate (“EBITDA CAGR”). The grant date fair values for performance shares based on market conditions are estimated using the Monte Carlo Simulation and shares based on performance conditions are equal to Hilton’s closing stock price on the date of grant.

We recognize the cost of services received in these share-based payment transactions with employees as services are received and recognize a corresponding change in Total Equity (Deficit) in our consolidated balance sheets. The measurement objective for these equity awards is the estimated fair value at the grant date of the equity instruments that we are obligated to issue when employees have rendered the requisite service and satisfied any other conditions necessary to earn the right to benefit from the instruments. Compensation expense is recognized ratably over the requisite service period, including an estimate of forfeitures. The requisite service period is the period during which an employee is required to provide service in exchange for an award. Forfeiture rates are estimated based on historical employee terminations for each grant cycle. Compensation expense for awards with performance conditions is recognized over the requisite service period if it is probable that the performance condition will be satisfied. If such performance conditions are not considered probable until they occur, no compensation expense for these awards is recognized.

Income Taxes

Income Taxes

Current and deferred income taxes and related tax expense have been determined based on our stand-alone results by applying a separate return methodology, as if the entities were separate taxpayers in the respective jurisdictions.

We account for income taxes using the asset and liability method. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year, to recognize the deferred tax assets and liabilities that relate to tax consequences in future years, which result from differences between the respective tax basis of assets and liabilities and their financial reporting amounts, and tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the respective temporary differences or operating loss or tax credit carryforwards are expected to be recovered or settled. The realization of deferred tax assets and tax loss and tax credit carryforwards is contingent upon the generation of future taxable income and other restrictions that may exist under the tax laws of the jurisdiction in which a deferred tax asset exists. Valuation allowances are provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized.

We use a prescribed recognition threshold for the financial statement recognition and measurement of a tax position taken in a tax return. For all income tax positions, we first determine whether it is “more-likely-than-not” that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If it is determined that a position meets the more-likely-than-not recognition threshold, the benefit recognized in the financial statements is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement.

Earnings Per Share

Earnings Per Share

Basic earnings per share (“EPS”) is calculated by dividing the earnings available to common shareholders by the weighted average number of common shares outstanding for the period.    Diluted earnings per common share is calculated to give effect to all potentially dilutive common shares that were outstanding during the reporting period.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09 (“ASU 2016-09”), Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 includes provisions intended to simplify several aspects of the accounting and presentation of share-based payments. These provisions include the recognition of the income tax effects of awards in the consolidated statement of operations when the awards vest or are settled, permitting an employer to withhold shares in an amount up to the employee’s maximum individual tax rate without resulting in liability classification of the award, permitting entities to make a policy election to account for forfeitures as they occur, and changes to the classification of tax-related cash flows resulting from share-based payments and cash payments made to taxing authorities on the employee’s behalf on the statement of cash flows. This ASU 2016-09 was effective for reporting periods beginning after December 15, 2016. We adopted ASU 2016-09 retrospectively as of January 1, 2017 and have applied to all periods herein with no material impact to our unaudited condensed consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, (“ASU 2016-18”) Statement of Cash Flows (Topic 230): Restricted Cash. This ASU is intended to provide guidance on the presentation of restricted cash or restricted cash equivalents and reduce the diversity in practice. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts on the statement of cash flows. We elected, as permitted by the standard, to early adopt ASU 2016-18 retrospectively as of January 1, 2017 and have applied it to all periods presented herein. The adoption of ASU 2016-18 did not have a material impact to our unaudited condensed consolidated financial statements. The effect of the adoption of ASU 2016-18 on our condensed consolidated statements of cash flows was to include restricted cash balances in the beginning and end of period balances of cash and cash equivalent and restricted cash. The change in restricted cash was previously disclosed in operating activities and financing activities in the condensed consolidated statements of cash flows.

In January 2017, the FASB issued ASU No. 2017-01 (“ASU 2017-01”), Business Combinations (Topic 804): Clarifying the Definition of a Business. This ASU clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. We elected, as permitted by the standard, to early adopt ASU 2017-01 prospectively as of January 1, 2017. The adoption of ASU 2017-01 did not have a material impact to our unaudited condensed consolidated financial statements.

Accounting Standards Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers (Topic 606). This ASU supersedes the revenue recognition requirements in Revenue Recognition (Topic 605), and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Subsequent to ASU 2014-09, the FASB has issued several related ASUs amending the original ASU.

The provisions of this ASU are to be applied retrospectively or using a modified retrospective approach for reporting periods beginning after December 15, 2017. A determination as to whether we will apply the retrospective or modified retrospective adoption method will be made once our quantitative evaluation is complete and we commence quantifying the expected impacts later this year.

We are currently evaluating the effect that this ASU will have on our consolidated financial statements by analyzing both transactional and analytical data for each of our revenue streams. The following is a status of our evaluation of impacts by significant revenue stream:

•	Sales of VOIs, net – We expect to recognize Sales of VOI, net when control of the VOI passes to the customer, which generally occurs shortly after the expiration of the purchaser’s period to cancel for a refund. We do not expect that this timing change will have a material impact on our accounting for Sales of VOIs, net. We expect our accounting for uncollectible timeshare financing receivables to remain unchanged.

We are still evaluating the impact on revenue recognition for sales of VOIs that are under construction.

•	Sales, marketing, brand and other fees - We expect changes to the gross versus net presentation of certain sales incentives as sales incentives provided where we are acting as the agent (e.g., Hilton Honors) will be recognized on a net basis in Sales, marketing, brand and other fees. We expect this classification change to reduce Sales, marketing, brand and other fees and the related expenses by $29.7 million for the year ended December 31, 2016.

We plan to recognize the expected breakage on prepaid discounted vacation packages (“packages”) as revenue proportionately when our customers redeem their packages rather than when the likelihood of redemption is remote as we are entitled to the breakage amount. We are currently in the process of assessing the impact of this expected change.

We do not expect material changes to our accounting for our commissions, brand and other fees under fee-for-service arrangements.

•	Financing - We do not expect material changes to our accounting for financing revenues, as these revenues are out of the scope of Topic 606.

•	Resort and club management - We do not expect material changes to our accounting for ongoing management fees from our homeowners’ association management agreements and the fees earned from our Club members.

•	Rental and ancillary services - We do not expect significant changes to our revenue recognition of transient guest transactions, including rental and ancillary services.

•	Cost reimbursements - While we do not expect significant changes to the timing of recognition of cost reimbursements, we are still evaluating potential impacts to changes in presentation.

We expect immaterial impacts from changes to (i) timing of service fees charged on packages and (ii) classification of contract acquisition costs paid to fee-for-service customers.

We will continue to evaluate and disclose expected impacts that ASU 2014-09 will have on our unaudited condensed consolidated financial statements as more information becomes available.

In August 2016, the FASB issued ASU No. 2016-15 (“ASU 2016-15”), Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The provisions of this ASU are effective for reporting periods beginning after December 15, 2017; early adoption is permitted. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-03 (“ASU 2017-03”), Accounting Changes and Error Corrections (Topic 250) and Investments - Equity Method and Joint Ventures (Topic 323). ASU 2017-03 requires registrants to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. The SEC staff expects the additional qualitative disclosures to include a description of the effect of the accounting policies that the registrant expects to apply, if determined, and a comparison to the registrant’s current accounting policies. In addition, a registrant should describe the status of its process to implement the new standards and the significant implementation matters yet to be addressed. ASU 2017-03 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years with early adoption permitted for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03 (“ASU 2015-03”), Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This ASU requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset, which is consistent with the presentation of debt discounts or premiums. In August 2015, the FASB issued ASU No. 2015-15 (“ASU 2015-15”), Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, which clarifies that absent authoritative guidance in ASU 2015-03 for debt issuance costs related to line-of credit arrangements, the staff of the SEC would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. We adopted ASU 2015-03 and 2015-15 retrospectively as of January 1, 2016 and have applied to all periods presented herein.

In February 2015, the FASB issued ASU No. 2015-02 (“ASU 2015-02”), Consolidation (Topic 810) - Amendments to the Consolidation Analysis. This ASU modifies existing consolidation guidance for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. We retrospectively adopted ASU 2015-02 as of January 1, 2016 and have applied to all periods presented herein. The adoption of this new accounting pronouncement did not have a material impact on our financial statements.

Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases (Topic 842), which supersedes existing guidance on accounting for leases in Leases (Topic 840). Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less. The provisions of ASU 2016-02 are effective for reporting periods beginning after December 15, 2018; early adoption is permitted. The provisions of this ASU are to be applied using a modified retrospective approach. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09 (“ASU 2016-09”), Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU is intended to simplify several aspects of the accounting for share-based payment transactions, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. The provisions of ASU 2016-09 are effective for reporting periods beginning after December 15, 2016; early adoption is permitted. The provisions of this ASU contain different transition guidance for each amendment. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers (Topic 606). This ASU supersedes the revenue recognition requirements in Revenue Recognition (Topic 605), and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Subsequent to ASU 2014-09, the FASB has issued several related ASUs.

The provisions of this ASU are to be applied retrospectively or using a modified retrospective approach; early adoption is permitted for reporting periods beginning after December 15, 2016. We are still evaluating our transition approach and expect to reach a decision in early 2017.

We are currently evaluating the effect that this ASU will have on our consolidated financial statements by analyzing both transactional and analytical data for each of our revenue streams. While we continue to assess all potential impacts of the standard, we expect the timing of revenue recognition related to our accounting for ongoing management fees revenues from our HOA management agreements as well as transient guest transactions to remain substantially unchanged. We will continue to disclose expected impacts that ASU 2014-09 will have on our consolidated financial statements during 2017 as more information becomes available.

In June 2016, the FASB issued ASU No. 2016-13, (“ASU 2016-13”), Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology in current U.S. GAAP, with a methodology that reflects expected credit losses. The update is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. This update is effective for annual periods beginning after December 15, 2019, with early adoption permitted for annual periods beginning after December 15, 2018. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, (“ASU 2016-16”) Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU is intended to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. Under the new guidance, an entity would recognize the current and deferred income tax consequences of an intra-entity asset transfer when the transfer occurs. Intra-entity inventory transfers would still be an exception. The provisions of ASU 2016-16 are effective for reporting periods beginning after December 15, 2017; early adoption is permitted. The amendments in this update should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

In October, 2016, the FASB issued ASU No. 2016-17, (“ASU 2016-17”) Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control.    This ASU is an update to amend the consolidation guidance on how a reporting entity that is the single decision maker of a VIE should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The provisions of ASU 2016-17 are effective for reporting periods beginning after December 15, 2016; early adoption in permitted. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, (“ASU 2016-18”) Statement of Cash Flows (Topic 230): Restricted Cash. This ASU is intended to provide guidance on the presentation of restricted cash or restricted cash equivalents and reduce the diversity in practice. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017; early adoption is permitted. The amendments in this update should be applied using a retrospective transition method to each period presented. We are currently evaluating the effect that this ASU will have on our consolidated financial statements, but we expect this ASU to not have a material effect on our consolidated financial statements. We expect to early adopt this ASU during the first quarter of 2017.

Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements presented herein include 100 percent of our assets, liabilities, revenues, expenses and cash flows and all entities in which we have a controlling financial interest. Through the date of the spin-off, the unaudited condensed consolidated financial statements presented herein were prepared on a stand-alone basis and were derived from the unaudited consolidated financial statements and accounting records of Hilton.

The unaudited condensed consolidated financial statements reflect our financial position, results of operations and cash flows as prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements presented in accordance with U.S. GAAP have been omitted in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Although we believe the disclosures made are adequate to prevent information presented from being misleading, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto as of and for the year ended December 31, 2016, included in our Annual Report on Form 10-K filed with the SEC on March 2, 2017.

Investments in Unconsolidated Affiliates

Investments in Unconsolidated Affiliates

We account for investments in unconsolidated affiliates under the equity method of accounting when we exercise significant influence, but do not maintain a controlling financial interest over the affiliates. We evaluate our investments in affiliates for impairment when there are indicators that the fair value of our investment may be less than our carrying value.